Grant Income (Details) - CAD ($)	Jul. 07, 2022	Dec. 14, 2021
Grant Income (Details) [Line Items]
Amount received for sustainable development		$ 30,995
Subsequent Events [Member]
Grant Income (Details) [Line Items]
Amount received for sustainable development	$ 78,750